Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Granting Practices
The following practices apply to all of our equity awards, including grants made under our LTIP. Our 2009 Incentive Plan was approved by shareholders at our 2009 annual meeting of shareholders and reapproved by shareholders at our 2014 annual meeting of shareholders. Our 2019 Incentive Plan was approved by shareholders at our 2019 annual meeting of shareholders. Our 2009 Incentive Plan was the sole plan under which we granted equity awards from the date of its approval by shareholders until the approval of our 2019 Incentive Plan. The 2019 Incentive Plan has
been
the sole plan under which we grant equity awards since the date of its approval by shareholders.

These incentive plans provide for grants of stock options, restricted stock, stock appreciation rights, other stock unit awards, performance units, and cash performance awards. The plans give the committee the latitude to design cash and stock-based incentive programs that promote high performance and the achievement of corporate goals. Employees, including our named executive officers and non-employee
directors, are eligible to receive awards under these plans.
We grant stock options on an annual basis to members of our management, including our executive officers, as well as certain other senior employees. We grant RSUs on an annual basis to our other employees. We may also grant stock options or RSUs to individuals upon hire or promotion or for retention purposes. We currently do not grant stock appreciation rights or similar option-like instruments. During the last fiscal year, neither our board nor the committee took material nonpublic information into account when determining the timing or terms of stock options, nor did we time
the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
While we do not have any policy or obligation that requires us to grant stock options on specified dates, our annual stock option grants are typically approved at the first committee meeting of each year with the approved grants becoming effective, and the option exercise price set, on the first day of the open trading window following the release of full-year earnings, which is the date of grant. Therefore, the annual grants typically take place after the release of material information regarding our annual financial performance. Option grants for new hires, and option grants that we make in connection with promotions or for retention purposes, typically become effective, with the option exercise price being set, on a grant date that is the 15 th
day of the month following the month of hire, promotion or determination to make the grant for retention purposes. During fiscal 2025, we did not grant stock options to any named executive
officer
during
any period beginning four business days before and ending one business day after the filing of any Form
10-Q
or
10-K,
or the filing or furnishing of a Form
8-K
that disclosed material nonpublic information.
The stock option exercise price is set at the average of the high and low prices on the date of grant. We believe this practice results in a grant price which more fairly represents the stock price over the course of the date of grant than the closing price on the date of grant, which could be arbitrarily high or low.
Our board administers all equity grants within the authority established within Revvity’s shareholder-approved incentive plans and, as permitted under the plans, delegates authority to administer the plans to the committee. The committee establishes the terms and conditions of each award, including vesting and performance criteria, and the time period applicable to the award. The committee may delegate approval to grant equity awards to non-officers
to our stock award grant committee of which Dr. Singh is the sole member. The stock award grant committee does not have the authority to issue equity grants to officers.
At the end of fiscal year 2025, we had 4.2 million shares reserved for future equity grants. We had 2.0 million outstanding options and unvested shares, which represent 1.8% of our common shares outstanding. Our total dilution including shares reserved for future grants and outstanding options and unvested shares was 5.5%. In 2025, we granted 0.15 million shares (including shares granted under options and RSUs) or 0.13% of our common shares outstanding. The committee annually reviews the potential dilutive effect of equity award programs from both a share and economic perspective as compared to industry peers. For fiscal year 2024, share dilution for our peer companies was 1.6% at the 25th percentile, 2.3% at median, and 3.3% at the 75 th
percentile (shares outstanding plus shares available for future grant).

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During the last fiscal year, neither our board nor the committee took material nonpublic information into account when determining the timing or terms of stock options, nor did we time
the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false